Interests in equity-accounted investees - Additional information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 20, 2023 USD ($) shares $ / shares	Dec. 31, 2023	Dec. 31, 2022 $ / shares
Class A ordinary shares
Disclosure of associates [line items]
Number of instruments (in shares) | shares	1,481,481
Share price (in $ per share)	$ 0.83
Class A ordinary shares after reverse stock split
Disclosure of associates [line items]
Share price (in $ per share)	$ 12.51
Insighta
Disclosure of associates [line items]
Percentage of shareholding of an equity accounted investee (%)	50.00%	50.00%
Interests in equity-accounted investees | $	$ 80
ACT Genomics Holdings Company Limited
Disclosure of associates [line items]
Share price (in $ per share)			$ 2